Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Nominal discount rate	2.50%	2.50%
Provisions, discounted cash flow, nominal interest rate	2.50%	2.50%
Liabilities for decommissioning costs, weighted average recognition period	18 years	18 years
Environmental expenditures and liabilities, weighted average recognition period	6 years	6 years
Provision For Decommissioning Costs, Nominal Rate Of Inflation	1.50%	1.50%
Change In nominal interest rate	50.00%
Reduction to provision through change in discount rate	$ 1,300	$ 1,400
Increase (Decrease) Through Change In Discount Rate, Other Provisions, Impact On Income Statement	$ (500)
Provision For Costs Other Than Decommissioning, Nominal Rate Of Inflation	2.00%	2.00%
Ten Percentage Point Increase
Disclosure of other provisions [line items]
Increase (decrease) in provision for decommissioning costs, as result of increased expense	$ 1,400
Increase (decrease) future decommissioning expenditure, impact on income statement	$ (500)